SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Millions	Feb. 29, 2024 USD ($)	Jan. 29, 2024 $ / shares	Jan. 18, 2024 property	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of loan portfolio | $				$ 623
Ordinary share transactions | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		$ 0.345
Annual dividends, per share, declared		1.38
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 1
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.40625
Annual dividends, per share, declared		1.625
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 2
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.3984375
Annual dividends, per share, declared		1.59375
Ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 3
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.359375
Annual dividends, per share, declared		1.4375
Ordinary share transactions | New LP Preferred Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared		0.390625
Annual dividends, per share, declared		$ 1.5625
Purchases of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of real estate properties acquired | property			75
Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments of notes | $	$ 600
Notes, term	5 years
Payments of interest | $	$ 13
Interest rate	4.30%